Summary of Significant Accounting Policies - Schedule of Revenue Source and Geographical Location for Sales and Usage-Based Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Total revenue	$ 313,310	$ 107,990	$ 610,323	$ 35,258
United States [Member]
Total revenue	296,897	107,990
Hong Kong [Member]
Total revenue	$ 16,413